Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

12. STOCKHOLDERS’ EQUITY

As of September 30, 2013, 89,626,525 shares of common stock were issued and outstanding on the accompanying unaudited condensed consolidated balance sheet, which excludes 3,677,309 unvested shares of common stock held by certain participants in the Company’s equity compensation plan (see Note 11—Equity Compensation).

Stock Split

On April 7, 2013, the Company’s Board of Directors authorized an eight-for-one split of the Company’s common stock which was effective on April 8, 2013. The Company retained the current par value of $0.01 per share for all shares of common stock after the stock split, and accordingly, stockholders’ equity on the accompanying unaudited condensed consolidated balance sheets and the unaudited condensed consolidated statements of changes in stockholders’ equity reflects the stock split. The Company’s historical share and per share information has been retroactively adjusted to give effect to this stock split.

Contemporaneously with the stock split, the Company’s Board of Directors approved an increase in the number of authorized shares of common stock to 1 billion shares. Additionally, upon the consummation of the initial public offering, the Board of Directors authorized 100,000,000 shares of preferred stock at a par value of $0.01 per share.

Initial Public Offering and Use of Proceeds

On April 24, 2013, the Company completed its initial public offering of its common stock in which it offered and sold 10,000,000 shares of common stock and the selling stockholders of the Company offered and sold 19,900,000 shares of common stock including, 3,900,000 shares of common stock pursuant to the exercise in full of the underwriters’ over-allotment option. The shares offered and sold in the offering were registered under the Securities Act pursuant to the Company’s Registration Statement on Form S-1, which was declared effective by the SEC on April 18, 2013. The common stock is listed on the New York Stock Exchange under the symbol “SEAS”.

The Company’s shares of common stock were sold at an initial public offering price of $27.00 per share, which generated net proceeds of approximately $245,400 to the Company after deducting underwriting discounts and commissions, expenses and transaction costs. The Company did not receive any proceeds from shares sold by the selling stockholders. The Company used a portion of the net proceeds received in the offering to redeem $140,000 in aggregate principal amount of its Senior Notes at a redemption price of 111.0% plus accrued and unpaid interest thereon, pursuant to a provision in the indenture governing the Senior Notes that permits the Company to redeem up to 35% of the aggregate principal amount of the Senior Notes with the net cash proceeds of certain equity offerings. In addition, the Company used approximately $46,300 of the net proceeds received from the offering to make a one-time payment to an affiliate of Blackstone in connection with the termination of the 2009 Advisory Agreement (see Note 9—Related-Party Transactions). Of the net proceeds received from the offering, $37,000 was used to repay a portion of the outstanding indebtedness under Term B Loan.

Dividends

In March 2012, the Company declared a $500,000 cash dividend to its common stockholders, which at that time consisted of entities controlled by certain affiliates of Blackstone. This dividend was considered a return of capital for both accounting and tax purposes.

In June 2013, the Company’s Board of Directors adopted a policy to pay a regular quarterly dividend. As a result, an initial quarterly cash dividend of $0.20 per share was declared to all common stockholders of record at the close of business on June 20, 2013, which was paid on July 1, 2013. As the Company had an accumulated deficit at the time the dividend was declared, this dividend was accounted for as a return of capital and recorded as a reduction to additional paid-in capital on the accompanying unaudited condensed consolidated statement of changes in stockholders’ equity. In September 2013, the Company’s Board of Directors declared a cash dividend of $0.20 per share to all common stockholders of record at the close of business on September 20, 2013, which was paid on October 1, 2013.

Unvested restricted shares carry dividend rights and therefore the dividends are payable as the shares vest in accordance with the underlying stock compensation grants. As of September 30, 2013, the Company had $18,219 of cash dividends payable included in other current liabilities in the accompanying unaudited condensed consolidated balance sheet. Dividends on the 2.25x and 2.75x Performance Restricted shares, including the 2.25x and 2.75x Performance Restricted 2013 shares (collectively the “Performance Restricted shares”), were approximately $589 for each tranche and will accumulate and be paid only if and to the extent the Performance Restricted shares vest in accordance with their terms. The Company has not recorded a payable related to these dividends as the vesting of the Performance Restricted shares is not probable.

19. STOCKHOLDERS’ EQUITY

In 2011, the Company sold 233,920 shares of common stock to the Partnership (not in thousands) for net cash consideration of $2,736.

During 2011, all the warrants, issued in accordance with the Senior Notes, were exercised for cash in accordance with the underlying warrant agreement. The holders of the Senior Notes received 101,000 (not in thousands) limited partnership units of the Partnerships and the Company issued a total of 808,000 (not in thousands) shares of common stock to the Partnerships (see Note 11).

The Company declared dividends in the amount of $500,000 and $110,100 to common stockholders on March 30, 2012 and September 29, 2011, respectively. The dividends were accounted for as returns of capital.